Average Annual Total Returns - Voya Global High Dividend Low Volatility Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV MSCI World Value IndexSM, 1 Yr		Class ADV MSCI World Value IndexSM, 5 Yrs		Class ADV MSCI World Value IndexSM, 10 Yrs		Class ADV MSCI World Value IndexSM, Since Inception	Class ADV MSCI World IndexSM, 1 Yr		Class ADV MSCI World IndexSM, 5 Yrs		Class ADV MSCI World IndexSM, 10 Yrs		Class ADV MSCI World IndexSM, Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI World Value IndexSM, 1 Yr		Class I MSCI World Value IndexSM, 5 Yrs		Class I MSCI World Value IndexSM, 10 Yrs		Class I MSCI World Value IndexSM, Since Inception	Class I MSCI World IndexSM, 1 Yr		Class I MSCI World IndexSM, 5 Yrs		Class I MSCI World IndexSM, 10 Yrs		Class I MSCI World IndexSM, Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S MSCI World Value IndexSM, 1 Yr		Class S MSCI World Value IndexSM, 5 Yrs		Class S MSCI World Value IndexSM, 10 Yrs		Class S MSCI World Value IndexSM, Since Inception	Class S MSCI World IndexSM, 1 Yr		Class S MSCI World IndexSM, 5 Yrs		Class S MSCI World IndexSM, 10 Yrs		Class S MSCI World IndexSM, Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 MSCI World Value IndexSM, 1 Yr		Class S2 MSCI World Value IndexSM, 5 Yrs		Class S2 MSCI World Value IndexSM, 10 Yrs	Class S2 MSCI World Value IndexSM, Since Inception		Class S2 MSCI World IndexSM, 1 Yr		Class S2 MSCI World IndexSM, 5 Yrs		Class S2 MSCI World IndexSM, 10 Yrs	Class S2 MSCI World IndexSM, Since Inception		Class T 1 Yr	Class T 5 Yrs	Class T 10 Yrs	Class T Since Inception	Class T Inception Date	Class T MSCI World Value IndexSM, 1 Yr		Class T MSCI World Value IndexSM, 5 Yrs		Class T MSCI World Value IndexSM, 10 Yrs	Class T MSCI World Value IndexSM, Since Inception		Class T MSCI World IndexSM, 1 Yr		Class T MSCI World IndexSM, 5 Yrs		Class T MSCI World IndexSM, 10 Yrs	Class T MSCI World IndexSM, Since Inception
Total	(1.27%)	7.10%	5.98%		Jan. 28, 2008	(1.16%)	[1],[2]	7.15%	[1],[2]	6.76%	[1],[2]	[1],[2]	15.90%	[1],[2]	12.19%	[1],[2]	9.87%	[1],[2]	[1],[2]	(0.83%)	7.61%	6.40%		Mar. 05, 2015	(1.16%)	[1],[2]	7.15%	[1],[2]	6.76%	[1],[2]	[1],[2]	15.90%	[1],[2]	12.19%	[1],[2]	9.87%	[1],[2]	[1],[2]	(1.09%)	7.34%	6.24%		Jan. 28, 2008	(1.16%)	[1],[2]	7.15%	[1],[2]	6.76%	[1],[2]	[1],[2]	15.90%	[1],[2]	12.19%	[1],[2]	9.87%	[1],[2]	[1],[2]	(1.25%)	7.19%		4.82%	Mar. 05, 2015	(1.16%)	[1],[2]	7.15%	[1],[2]	[1],[2]	4.92%	[1],[2]	15.90%	[1],[2]	12.19%	[1],[2]	[1],[2]	9.58%	[1],[2]	(1.48%)	6.96%		4.63%	Mar. 05, 2015	(1.16%)	[1],[2]	7.15%	[1],[2]	[1],[2]	4.92%	[1],[2]	15.90%	[1],[2]	12.19%	[1],[2]	[1],[2]	9.58%	[1],[2]

[1]	Effective December 31, 2020 the Portfolio changed its benchmark from the MSCI World IndexSM to the MSCI World Value IndexSM because the MSCI World Value IndexSM is considered by the adviser to be a more appropriate benchmark reflecting the type of securities in which the Portfolio invests.
[2]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.